Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

11.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured short-term borrowings from banks	¥4,000	¥2,300	$27,984

Short-term borrowings	¥4,000	¥2,300	$27,984

Weighted-average interest rates on short-term borrowings were both 0.61% at March 31, 2011 and 2012. The interest rates ranged from 0.53% to 0.68% and 0.53% to 0.65% per annum at March 31, 2011 and 2012, respectively. The above-mentioned short-term borrowings from banks included no loans denominated in foreign currencies.

A summary of long-term debt at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	—	—
Unsecured 1.61% per annum bonds due in September 2012	5,000	¥5,000	$60,835
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,835

Total long-term debt	15,000	10,000	121,670
Less: current portion	(5,000)	(5,000)	(60,835)

Long-term debt, non-current portion	¥10,000	¥5,000	$60,835

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 5, 2007. Unsecured long-term loans from banks included no loans denominated in foreign currencies at March 31, 2011. Additionally, the interest rates on those loans as of March 31, 2010 ranged from 0.87% to 1.03%, which was fully repaid in 2011. At March 31, 2011 and 2012, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

The Company has committed lines of credit available for immediate borrowings amounting to ¥20,000 million ($243,339 thousand) with certain financial institutions on November 7, 2006. Upon the five-year expiration date has arrived, the Company has new committed lines amounting to ¥25,000 million ($304,173 thousand). KONAMI did not have any balance for the agreements as of March 31, 2011 and 2012. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2011 and 2012 amounted to ¥15 million and ¥16 million ($195 thousand), respectively.

The aggregate annual maturities of long-term debt outstanding at March 31, 2012 are as follows:

Millions of Yen
Year ending March 31,
2013	¥5,000
2014	5,000